Basis of Presentation	6 Months Ended
Mar. 31, 2015
Basis of Presentation
Basis of Presentation

1.	Basis of Presentation

Unless the context otherwise requires, the use of the terms “the Company”, “we”, “us” and “our” in these Notes to Consolidated Condensed Financial Statements refers to Helmerich & Payne, Inc. and its consolidated subsidiaries.

The accompanying unaudited Consolidated Condensed Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the “Commission”) pertaining to interim financial information.  Accordingly, these interim financial statements do not include all information or footnote disclosures required by GAAP for complete financial statements and, therefore, should be read in conjunction with the Consolidated Financial Statements and notes thereto in our 2014 Annual Report on Form 10-K and other current filings with the Commission.  In the opinion of management all adjustments, consisting of those of a normal recurring nature, necessary to present fairly the results of the periods presented have been included.  The results of operations for the interim periods presented may not necessarily be indicative of the results to be expected for the full year.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03 “Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”.  ASU No. 2015-03 amends the FASB Accounting Standards Codification (“ASC”) to require that debt issuance cost be presented in the balance sheet as a direct deduction from the carrying amount of the related liability.  Prior to the amendment, debt issuance costs were reported in the balance sheet as an asset.  The amended guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015, however, we have elected to early adopt effective January 1, 2015.  The election requires retrospective application and represents a change in accounting principle. The ASU provides that debt issuance costs are similar to debt discounts and in effect reduce the proceeds of borrowing, thereby increasing the effective interest rate.  As a result of the adoption, the September 30, 2014 Consolidated Condensed Balance Sheet is restated as follows:

		Effect of
	Previously	Accounting
	Reported	Principle Adoption	Adjusted
	(in thousands)

Consolidated Condensed Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders’ equity	6,721,861	(863)	6,720,998

Amortization of debt discount and debt issuance costs has been reclassified in the accompanying Consolidated Condensed Statements of Cash Flow for the three months ended March 31, 2014 to conform to current year presentation.  The amortization was previously included as a change in assets.

As more fully described in our 2014 Annual Report on Form 10-K, our contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed.  For contracts that are terminated by customers prior to the expirations of their fixed terms, contractual provisions customarily require early termination amounts to be paid to us. Revenues from early terminated contracts are recognized when all contractual requirements have been met.  During the three and six months ended March 31, 2015, early termination revenue was approximately $71.7 million and $95.1 million, respectively.  We had no early termination revenue for the three months ended March 31, 2014 and had $9.9 million for the six months ended March 31, 2014.

Depreciation in the Consolidated Condensed Statements of Income includes abandonments of $10.2 million and $12.2 million for the three and six months ended March 31, 2015 compared to $1.8 million and $3.7 million for the three and six months ended March 31, 2014.  Effective March 31, 2015, we decommissioned all 17 of our SCR powered FlexRigs including 6 idle FlexRig1 rigs and 11 idle FlexRig2 rigs.